Schedule of Common Stock Warrant (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Number of Shares Outstanding balance	24,415	24,415
Number of Shares Outstanding balance		24,415	24,415
Common Stock Warrants [Member]
Number of Shares Outstanding balance	24,415
Weighted Average Exercise Price Outstanding, balance	$ 0.11
Weighted Average Remaining Contractual Life (years) Outstanding	1 year 3 months 25 days	1 year 9 months 25 days
Aggregate Intrinsic Value Outstanding	$ 1,200,387
Number of Shares Granted
Weighted Average Exercise Price Granted
Number of Shares Exercised
Weighted Average Exercise Price Granted
Number of Shares Forfeited/cancelled
Weighted Average Exercise Price Granted
Number of Shares Outstanding balance	24,415	24,415
Weighted Average Exercise Price Outstanding, balance	$ 0.11	$ 0.11
Aggregate Intrinsic Value Outstanding	$ 1,200,387	$ 1,200,387
Common Stock Warrants [Member] | Dennis [Member]
Number of Shares Outstanding balance	24,415	24,415	19,784
Weighted Average Exercise Price Outstanding, balance	$ 0.11	$ 0.11	$ 2.20
Weighted Average Remaining Contractual Life (years) Outstanding		1 year 9 months 18 days	2 years 9 months 18 days	4 years
Aggregate Intrinsic Value Outstanding	$ 1,200,387	$ 1,200,387	$ 272,638
Number of Shares Granted			4,631
Weighted Average Exercise Price Granted			$ 151.20
Weighted Average Remaining Contractual Life (years) Outstanding			3 years 9 months 18 days
Aggregate Intrinsic Value Outstanding, Grand			$ 0
Number of Shares Exercised
Weighted Average Exercise Price Granted
Number of Shares Forfeited/cancelled
Weighted Average Exercise Price Granted
Number of Shares Outstanding balance		24,415	24,415	19,784
Weighted Average Exercise Price Outstanding, balance		$ 0.11	$ 0.11	$ 2.20
Aggregate Intrinsic Value Outstanding		$ 1,200,387	$ 1,200,387	$ 272,638